SCHEDULE OF CHANGES IN ASSET RETIREMENT OBLIGATION (Details) (Parenthetical) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024
Asset Retirement Obligation
Restroration obligation	¥ 386	¥ 15,898
Deposits held by landlord		¥ 12,851
Residual amount settled in cash			¥ 3,047